INCORPORATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
INCORPORATION AND GOING CONCERN
INCORPORATION AND GOING CONCERN

1.     INCORPORATION AND GOING CONCERN

(a)     Business description

Neovasc Inc. (“Neovasc” or the “Company”) is a company incorporated and domiciled in Canada. The Company was incorporated as Medical Ventures Corp. under the Company Act (British Columbia) on November 2, 2000, and was continued under the Canada Business Corporations Act on April 19, 2002. On July 1, 2008, the Company changed its name to Neovasc Inc. Neovasc is the parent company.

The consolidated financial statements of the Company as at December 31, 2021 and for the years ended December 31, 2021, 2020 and 2019 comprise the Company and its subsidiaries, all of which are wholly owned.  The Company’s principal place of business is located at Suite 5138 – 13562 Maycrest Way, Richmond, British Columbia, V6V 2J7 and the Company’s registered office is located at Suite 2600 – 595 Burrard Street, Vancouver, British Columbia, V7X 1L3, Canada.  The Company's shares are listed on the Toronto Stock Exchange (TSX: NVCN) and the Nasdaq Capital Market (NASDAQ: NVCN).

Neovasc is a specialty medical device company that develops, manufactures and markets products for the rapidly growing cardiovascular marketplace. Its products include the Neovasc ReducerTM (“Reducer”), for the treatment of refractory angina, which is not currently commercially available in the United States and has been commercially available in Europe since 2015, and the TiaraTM (“Tiara”), for the transcatheter treatment of mitral valve disease, which is currently under clinical investigation in the United States, Canada, Israel and Europe.

(b)     Corporate reorganization

On June 20, 2021, the Company announced that it had indefinitely paused all product development activities on the Tiara TF device.  Concurrent with this decision the Company terminated 40% of its staff and took a provision for obsolete leasehold improvements and equipment related to these activities.

(c)     Going concern and uncertainty

As at December 31, 2021, the Company had approximately $51.5 million in cash and cash equivalents being sufficient cash on hand to extend the operations of the Company until mid-2024 at the current anticipated burn rate.  However, given the FDA’s decision to approve the COSIRA-II clinical study, it is possible that the Company will initiate programs that will require additional significant expenditures and that the increasing cash needs of the Company could shorten the time the proceeds will meet the requirements of the Company.  In addition, COVID-19 has impacted the Company’s ability to generate revenue, enroll patients in clinical studies, complete certain Tiara TA bench testing milestones on its expected schedule, and raise capital (the Company can give no assurance that it will be able to obtain the additional funds needed in the future, on terms agreeable to the Company, or at all).  These circumstances indicate the existence of material uncertainty and cast substantial doubt about the Company’s ability to continue as a going concern.

The Company will re-evaluate the going concern risk at each reporting period and will consider removing the going concern and uncertainty note when the Company can depend on the profitable commercialization of its products or is confident of obtaining additional debt, equity or other financing to fund ongoing operations until profitability is achieved.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. Should the Company be unable to obtain additional capital in the future and the Company’s ability to continue as a going concern be impaired, material adjustments may be necessary to these consolidated financial statements.

1.     INCORPORATION AND GOING CONCERN (continued)

(d)     Share consolidation (reverse stock split)

On June 25, 2019, the Company effected a share consolidation (reverse stock split) of its issued and outstanding Common Shares the basis of one post-consolidation Common Share for every ten pre-consolidation Common Shares. All references in these consolidated financial statements to Common Shares and options have been retroactively adjusted to reflect the share consolidations. The number of 2017 Warrants (as defined below) and aggregate principal amount of 2017 Notes, 2019 Notes and 2020 Notes (as defined below) were not affected by the consolidation, but the Common Shares issuable upon exercise of the 2017 Warrants or conversion of the 2017 Notes will be adjusted proportionally to each share consolidation ratio.

(e)     Nasdaq listing

On August 22, 2019, the Company received written notification from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company was provided 180 calendar days, or until February 17, 2020, to regain compliance. The Company did not regain compliance by February 17, 2020. On February 19, 2020, the Company received notice from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Staff had determined to delist the Company’s common shares from Nasdaq unless the Company requests a hearing before the Nasdaq Hearings Panel. On February 26, 2020, the Company requested such a hearing and the date of the hearing was set by the Nasdaq for April 2, 2020. On April 30, 2020, the Panel granted the Company’s request for an extension through August 17, 2020, to evidence compliance with the $35 million minimum market value of listed securities requirement for continued listing on the Nasdaq. On June 25, 2020, the Nasdaq Notice confirmed that the Company had regained compliance with Listing Rule 5550(a)(2) pursuant to Listing Rule 5810 for continued listing on the Nasdaq.

On December 10, 2020, the Company received written notification from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company was provided 180 calendar days, or until June 8, 2021, to regain compliance. On February 25, 2021, the Company announced that it had received written notification from the Nasdaq notifying the Company that it had regained compliance with the minimum market value requirement under Nasdaq Listing Rule 5550(b)(2) pursuant to Nasdaq Listing Rule 5810 for continued listing on the Nasdaq.

On December 14, 2020, the Company received written notification from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until June 14, 2021, to regain compliance.  On February 9, 2021, the Company announced that it had received written notification from the Nasdaq notifying the Company that it had regained compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2) pursuant to Nasdaq Listing Rule 5810 for continued listing on the Nasdaq.

On May 25, 2021, the Company received written notification from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until November 22, 2021, to regain compliance. In accordance with Nasdaq Listing Rule 5810(c)(3)(A)(i), the Company requested and was granted a second 180-calendar day period, or until May 23, 2022, within which to evidence compliance with the $1.00 bid price requirement.

1.     INCORPORATION AND GOING CONCERN (continued)

(f)      Impacts of COVID-19 pandemic

The Company is subject to risks and uncertainties as a result of the COVID-19 pandemic.  The extent of the impact of the COVID-19 pandemic on the Company's business is difficult to predict, as the response to the pandemic evolves on a country by country basis.  Furthermore, capital markets and economies worldwide have also been disrupted by the COVID-19 pandemic, and it is possible that it could cause a local and/or global adverse economic events.  Such economic disruption could have a material adverse effect on the Company’s business.

The severity of the impact of the COVID-19 pandemic on the Company's business will depend on a number of factors, including, but not limited to, the duration and severity of the pandemic and the extent and severity of the impact on the Company's customers, all of which are uncertain and cannot be predicted.  As at December 31, 2021, the Company has seen a marked impact on Reducer revenues due to restrictions on elective procedures which included Reducer implants.  Furthermore, the Company’s recruitment to clinical trials and studies continues to be on temporary hold, or are enrolling slower than expected, due to the pandemic restrictions and the Company’s ability to complete certain Tiara TA bench testing milestones on our expected schedule has been impacted and could be impacted further in the future if COVID restrictions increase again.

The Company's future results of operations and liquidity could be adversely impacted by a decrease in Reducer sales, delays in payments of outstanding receivable amounts beyond normal payment terms, supply chain disruptions and uncertain demand, and the impact of any initiatives or programs that the Company may undertake to address financial and operational challenges faced by its customers.  As of the date of issuance of these condensed interim consolidated financial statements, the extent to which the COVID-19 pandemic may further materially impact the Company's financial condition, liquidity, or results of operations is uncertain.